Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2012
Policyholders' Account in Life Insurance Business

Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2011	2012
Universal life insurance	896,539	1,010,277
Investment contracts	322,580	340,600
Other	82,133	98,767

Total	1,301,252	1,449,644